Investments in securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 387,609
Investments in securities, at end of period	370,350	$ 387,609
Measured using more than an insignificant proportion of unobservable inputs | Debt and equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	926	1,143
Losses recognised in other comprehensive income	(63)	(16)
Purchases	80	63
Sales	(49)	(260)
Other movements	(26)	(4)
Investments in securities, at end of period	$ 868	$ 926